Share-Based Compensation - Income Tax Benefit Recognized for our Share-Based Compensation Arrangements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Total share-based compensation cost	$ 17,745	$ 18,858	$ 14,854
Income tax benefit	$ 6,867	$ 7,334	$ 5,777